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SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION (“SAI”)

OF

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS

For the Wells Fargo Advantage Intrinsic World Equity Fund

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

For the Wells Fargo Advantage Intrinsic Value Fund

(Each, a “Fund” and together, the “Funds”)

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            Effective immediately, all references to Gary Lisenbee in each Fund’s prospectuses and SAI are removed.

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April 15, 2013                                                                                                                         IER043/P301SP